Investment Risks - Global X Funds	Aug. 17, 2026
Global X PureCap MSCI Financials ETF | Asset Class Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Financials ETF | Asset Class Risk, Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Global X PureCap MSCI Financials ETF | Asset Class Risk, ETF Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Financials ETF | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Financials ETF | Capitalization Risk, Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Financials ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Global X PureCap MSCI Financials ETF | Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.
Risks Related to Investing in the Banking Industry: The performance of stocks in the banking industry may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge, and the amount of capital they must maintain. The banking sector is particularly sensitive to fluctuations in interest rates. Credit, borrower, asset, depositor or counterparty concentration can negatively impact banking companies, as well as credit losses resulting from financial difficulties of borrowers. The banking sector is a target for cyber-attacks and financial services companies may experience technological malfunctions, disruptions, and/or failures, which may cause losses and may negatively impact the Fund.

Risks Related to Investing in the Capital Markets Industry: Companies in the capital markets industry may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuations in interest rates and other factors which could adversely affect financial markets.

Risks Related to Investing in the Financials Sector: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulation and intervention, changes in interest rates, economic conditions, volatility in financial markets, credit rating downgrades, exposure concentration, and decreased liquidity in credit markets. The financials sector is a target for cyber-attacks and financial services companies may experience technological malfunctions, disruptions, and/or failures, which may cause losses and may negatively impact the Fund.

Risks Related to Investing in the Financial Services Industry: The performance of stocks in the Financial Services industry may be adversely impacted by the banking, insurance, mortgage financing, and transaction & payment processing services activities, government regulations, economic conditions, credit rating downgrades, and other factors which could adversely affect financial markets.

Global X PureCap MSCI Financials ETF | Focus Risk, Risks Related To Investing In The Banking Industry Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Banking Industry: The performance of stocks in the banking industry may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge, and the amount of capital they must maintain. The banking sector is particularly sensitive to fluctuations in interest rates. Credit, borrower, asset, depositor or counterparty concentration can negatively impact banking companies, as well as credit losses resulting from financial difficulties of borrowers. The banking sector is a target for cyber-attacks and financial services companies may experience technological malfunctions, disruptions, and/or failures, which may cause losses and may negatively impact the Fund.

Global X PureCap MSCI Financials ETF | Focus Risk, Risks Related To Investing In The Capital Markets Industry Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Capital Markets Industry: Companies in the capital markets industry may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuations in interest rates and other factors which could adversely affect financial markets.

Global X PureCap MSCI Financials ETF | Focus Risk, Risks Related To Investing In The Financials Sector Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Financials Sector: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulation and intervention, changes in interest rates, economic conditions, volatility in financial markets, credit rating downgrades, exposure concentration, and decreased liquidity in credit markets. The financials sector is a target for cyber-attacks and financial services companies may experience technological malfunctions, disruptions, and/or failures, which may cause losses and may negatively impact the Fund.

Global X PureCap MSCI Financials ETF | Focus Risk, Risks Related To Investing In The Financials Services Industry Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Financial Services Industry: The performance of stocks in the Financial Services industry may be adversely impacted by the banking, insurance, mortgage financing, and transaction & payment processing services activities, government regulations, economic conditions, credit rating downgrades, and other factors which could adversely affect financial markets.

Global X PureCap MSCI Financials ETF | Geographic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Financials ETF | Geographic Risk, Risk Of Investing In Developed Markets Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Global X PureCap MSCI Financials ETF | Geographic Risk, Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Financials ETF | Indexing Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index.
Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.
Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Financials ETF | Indexing Strategy Risk, Index-Related Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index.
Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Global X PureCap MSCI Financials ETF | Indexing Strategy Risk, Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Global X PureCap MSCI Financials ETF | Indexing Strategy Risk, Representative Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Global X PureCap MSCI Financials ETF | Indexing Strategy Risk, Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Financials ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Global X PureCap MSCI Financials ETF | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Global X PureCap MSCI Financials ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.
Global X PureCap MSCI Financials ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Global X PureCap MSCI Financials ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Global X PureCap MSCI Financials ETF | Risks Associated With Exchange-Traded Funds Member
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Financials ETF | Risks Associated With Exchange-Traded Funds, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Global X PureCap MSCI Financials ETF | Risks Associated With Exchange-Traded Funds, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Global X PureCap MSCI Financials ETF | Risks Associated With Exchange-Traded Funds, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]
Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Global X PureCap MSCI Financials ETF | Risks Associated With Exchange-Traded Funds, Market Trading Risks And Premium/Discount Risks Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Financials ETF | Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Global X PureCap MSCI Financials ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.
Global X PureCap MSCI Financials ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Global X PureCap MSCI Financials ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Global X PureCap MSCI Financials ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Global X PureCap MSCI Health Care ETF | Asset Class Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Global X PureCap MSCI Health Care ETF | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Health Care ETF | Capitalization Risk, Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Health Care ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Global X PureCap MSCI Health Care ETF | Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.

Risks Related to Investing in the Health Care Sector: The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence. Companies in the health care sector may also be affected by unforeseen circumstances including but not limited to the spread of infectious disease which could impact drug development priorities and pipelines, supply and demand dynamics for health care equipment, as well as the ability to receive care in health care service facilities.

Risks Related to Investing in the Pharmaceuticals Industry: Companies in the pharmaceuticals industry may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability. Demand for pharmaceuticals, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact pharmaceutical companies.

Global X PureCap MSCI Health Care ETF | Geographic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Health Care ETF | Geographic Risk, Risk Of Investing In Developed Markets Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Global X PureCap MSCI Health Care ETF | Geographic Risk, Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Health Care ETF | Indexing Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Health Care ETF | Indexing Strategy Risk, Index-Related Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Global X PureCap MSCI Health Care ETF | Indexing Strategy Risk, Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Global X PureCap MSCI Health Care ETF | Indexing Strategy Risk, Representative Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Global X PureCap MSCI Health Care ETF | Indexing Strategy Risk, Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Health Care ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Global X PureCap MSCI Health Care ETF | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Global X PureCap MSCI Health Care ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.
Global X PureCap MSCI Health Care ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Global X PureCap MSCI Health Care ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Global X PureCap MSCI Health Care ETF | Risks Associated With Exchange-Traded Funds Member
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Health Care ETF | Risks Associated With Exchange-Traded Funds, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Global X PureCap MSCI Health Care ETF | Risks Associated With Exchange-Traded Funds, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Global X PureCap MSCI Health Care ETF | Risks Associated With Exchange-Traded Funds, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]
Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Global X PureCap MSCI Health Care ETF | Risks Associated With Exchange-Traded Funds, Market Trading Risks And Premium/Discount Risks Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Health Care ETF | Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Global X PureCap MSCI Health Care ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Global X PureCap MSCI Health Care ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Global X PureCap MSCI Health Care ETF | ETF Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Health Care ETF | Focus Risk, Risks Related To Investing In The Health Care Sector Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Health Care Sector: The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Health care companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence. Companies in the health care sector may also be affected by unforeseen circumstances including but not limited to the spread of infectious disease which could impact drug development priorities and pipelines, supply and demand dynamics for health care equipment, as well as the ability to receive care in health care service facilities.

Global X PureCap MSCI Health Care ETF | Focus Risk, Risks Related To Investing In The Pharmaceuticals Industry Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Pharmaceuticals Industry: Companies in the pharmaceuticals industry may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability. Demand for pharmaceuticals, generally speaking and specific to sub-segments, may fluctuate due to unexpected events, including but not limited to global health crises like pandemics which could strain health care systems and alter health care needs. Such demand fluctuations could positively or negatively impact pharmaceutical companies.

Global X PureCap MSCI Health Care ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Global X PureCap MSCI Health Care ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Global X PureCap MSCI Health Care ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Global X PureCap MSCI Industrials ETF | Asset Class Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Industrials ETF | Asset Class Risk, Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Global X PureCap MSCI Industrials ETF | Asset Class Risk, ETF Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Industrials ETF | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Industrials ETF | Capitalization Risk, Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Industrials ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Global X PureCap MSCI Industrials ETF | Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.

Risks Related to Investing in the Aerospace and Defense Industry: Companies in the Aerospace & Defense industry are subject to government defense budgets, geopolitical tensions, and regulatory changes, which can significantly impact revenues and profitability. Many Aerospace & Defense companies rely heavily on government contracts, making them vulnerable to shifts in defense spending policies, political cycles, and procurement cycles. Additionally, these companies face risks from supply chain disruptions, cost overruns, and technological obsolescence, particularly as advancements in defense technology evolve rapidly. Global political instability, trade restrictions, and changes in international alliances can also affect the demand for aerospace and defense products. Regulatory scrutiny over budgets, safety standards, procurement practices, and military applications may impose additional costs and operational constraints on companies in this industry.

Risks Related to Investing in the Industrials Sector: Companies in the industrials sector are subject to fluctuations in supply and demand for their specific product or service. The products of manufacturing companies may face product obsolescence due to rapid technological developments. Government regulation, world events and economic conditions affect the performance of companies in the industrials sector. Companies also may be adversely affected by environmental damage and product liability claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls or tariffs, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Global X PureCap MSCI Industrials ETF | Geographic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Industrials ETF | Geographic Risk, Risk Of Investing In Developed Markets Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Global X PureCap MSCI Industrials ETF | Geographic Risk, Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Industrials ETF | Indexing Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.
Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Industrials ETF | Indexing Strategy Risk, Index-Related Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Global X PureCap MSCI Industrials ETF | Indexing Strategy Risk, Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Global X PureCap MSCI Industrials ETF | Indexing Strategy Risk, Representative Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Global X PureCap MSCI Industrials ETF | Indexing Strategy Risk, Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Industrials ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Global X PureCap MSCI Industrials ETF | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Global X PureCap MSCI Industrials ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.
Global X PureCap MSCI Industrials ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Global X PureCap MSCI Industrials ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Global X PureCap MSCI Industrials ETF | Risks Associated With Exchange-Traded Funds Member
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Industrials ETF | Risks Associated With Exchange-Traded Funds, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Global X PureCap MSCI Industrials ETF | Risks Associated With Exchange-Traded Funds, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Global X PureCap MSCI Industrials ETF | Risks Associated With Exchange-Traded Funds, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]
Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Global X PureCap MSCI Industrials ETF | Risks Associated With Exchange-Traded Funds, Market Trading Risks And Premium/Discount Risks Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Industrials ETF | Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Global X PureCap MSCI Industrials ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Global X PureCap MSCI Industrials ETF | Focus Risk, Risks Related To Investing In The Aerospace And Defense Industry Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Aerospace and Defense Industry: Companies in the Aerospace & Defense industry are subject to government defense budgets, geopolitical tensions, and regulatory changes, which can significantly impact revenues and profitability. Many Aerospace & Defense companies rely heavily on government contracts, making them vulnerable to shifts in defense spending policies, political cycles, and procurement cycles. Additionally, these companies face risks from supply chain disruptions, cost overruns, and technological obsolescence, particularly as advancements in defense technology evolve rapidly. Global political instability, trade restrictions, and changes in international alliances can also affect the demand for aerospace and defense products. Regulatory scrutiny over budgets, safety standards, procurement practices, and military applications may impose additional costs and operational constraints on companies in this industry.

Global X PureCap MSCI Industrials ETF | Focus Risk, Risks Related To Investing In The Industrials Sector Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Industrials Sector: Companies in the industrials sector are subject to fluctuations in supply and demand for their specific product or service. The products of manufacturing companies may face product obsolescence due to rapid technological developments. Government regulation, world events and economic conditions affect the performance of companies in the industrials sector. Companies also may be adversely affected by environmental damage and product liability claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls or tariffs, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Global X PureCap MSCI Industrials ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Global X PureCap MSCI Industrials ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Global X PureCap MSCI Industrials ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Global X PureCap MSCI Materials ETF | Asset Class Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Materials ETF | Asset Class Risk, Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Global X PureCap MSCI Materials ETF | Asset Class Risk, ETF Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Materials ETF | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Materials ETF | Capitalization Risk, Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Materials ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Global X PureCap MSCI Materials ETF | Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.
Risks Related to Investing in the Chemicals Industry: The chemicals industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling and disposal of hazardous components, and litigation arising out of environmental contamination.

Risks Related to Investing in the Materials Sector: Companies in the materials sector are affected by commodity price volatility, exchange rates, import and export controls, supply chain disruptions, worldwide competition, social and political unrest, war, depletion of resources, technical advances, labor relations, over-production, litigation and government regulations, among other factors, among other factors.

Risks Related to Investing in the Metals and Mining Industry: Securities in the Fund's portfolio may be significantly subject to the effects of competitive pressures in the mining industry and the price of certain metals. The price of certain metals may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Commodity prices may fluctuate substantially over short periods of time; therefore, the Fund’s Share price may be more volatile than other types of investments. A significant portion of the world’s precious metals are held by governments, central banks and related institutions, and their policies may be unpredictable and may have a significant adverse impact on the supply and prices of precious metals. In addition, metals and mining companies, which may include companies at various stages of development, may also be significantly affected by import controls, worldwide competition, the success of exploration projects, fluctuation in extraction and production costs, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Global X PureCap MSCI Materials ETF | Geographic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Materials ETF | Geographic Risk, Risk Of Investing In Developed Markets Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Global X PureCap MSCI Materials ETF | Geographic Risk, Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Materials ETF | Indexing Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.
Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Materials ETF | Indexing Strategy Risk, Index-Related Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Global X PureCap MSCI Materials ETF | Indexing Strategy Risk, Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Global X PureCap MSCI Materials ETF | Indexing Strategy Risk, Representative Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Global X PureCap MSCI Materials ETF | Indexing Strategy Risk, Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Materials ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Global X PureCap MSCI Materials ETF | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Global X PureCap MSCI Materials ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.
Global X PureCap MSCI Materials ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Global X PureCap MSCI Materials ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Global X PureCap MSCI Materials ETF | Risks Associated With Exchange-Traded Funds Member
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Materials ETF | Risks Associated With Exchange-Traded Funds, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Global X PureCap MSCI Materials ETF | Risks Associated With Exchange-Traded Funds, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Global X PureCap MSCI Materials ETF | Risks Associated With Exchange-Traded Funds, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]
Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Global X PureCap MSCI Materials ETF | Risks Associated With Exchange-Traded Funds, Market Trading Risks And Premium/Discount Risks Member
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV
Global X PureCap MSCI Materials ETF | Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Global X PureCap MSCI Materials ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Global X PureCap MSCI Materials ETF | Focus Risk, Risks Related To Investing In The Chemicals Industry Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Chemicals Industry: The chemicals industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling and disposal of hazardous components, and litigation arising out of environmental contamination.

Global X PureCap MSCI Materials ETF | Focus Risk, Risks Related To Investing In The Materials Sector Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in the Materials Sector: Companies in the materials sector are affected by commodity price volatility, exchange rates, import and export controls, supply chain disruptions, worldwide competition, social and political unrest, war, depletion of resources, technical advances, labor relations, over-production, litigation and government regulations, among other factors, among other factors.
Global X PureCap MSCI Materials ETF | Focus Risk, Risks Related To Investing In The Metals And Mining Industry Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Metals and Mining Industry: Securities in the Fund's portfolio may be significantly subject to the effects of competitive pressures in the mining industry and the price of certain metals. The price of certain metals may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions, and political stability. Commodity prices may fluctuate substantially over short periods of time; therefore, the Fund’s Share price may be more volatile than other types of investments. A significant portion of the world’s precious metals are held by governments, central banks and related institutions, and their policies may be unpredictable and may have a significant adverse impact on the supply and prices of precious metals. In addition, metals and mining companies, which may include companies at various stages of development, may also be significantly affected by import controls, worldwide competition, the success of exploration projects, fluctuation in extraction and production costs, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices. Metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Global X PureCap MSCI Materials ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Global X PureCap MSCI Materials ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Global X PureCap MSCI Materials ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Global X PureCap MSCI Utilities ETF | Asset Class Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Utilities ETF | Asset Class Risk, Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Global X PureCap MSCI Utilities ETF | Asset Class Risk, ETF Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Utilities ETF | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Utilities ETF | Capitalization Risk, Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Utilities ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Global X PureCap MSCI Utilities ETF | Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.
Risks Related to Investing in the Electric Utilities Industry: Companies in the electric utilities industry may face increased financing costs, decreased demand resulting from energy conservation, and regulatory changes which have a material impact on their business.

Risks Related to Investing in the Utilities Sector: Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition and governmental regulations on rates charged to customers. Privatization and deregulation in the utilities sector may subject companies to greater competition and losses in profitability. Companies in the utilities sector may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction programs during periods of inflation or unsettled capital markets. In addition, companies in the utilities sector may be adversely affected due to increase in fuel and operating costs and the costs of complying with regulations. Furthermore, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

Global X PureCap MSCI Utilities ETF | Geographic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Utilities ETF | Geographic Risk, Risk Of Investing In Developed Markets Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Global X PureCap MSCI Utilities ETF | Geographic Risk, Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Utilities ETF | Indexing Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.
Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Utilities ETF | Indexing Strategy Risk, Index-Related Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Global X PureCap MSCI Utilities ETF | Indexing Strategy Risk, Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Global X PureCap MSCI Utilities ETF | Indexing Strategy Risk, Representative Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Global X PureCap MSCI Utilities ETF | Indexing Strategy Risk, Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Utilities ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Global X PureCap MSCI Utilities ETF | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Global X PureCap MSCI Utilities ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.
Global X PureCap MSCI Utilities ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Global X PureCap MSCI Utilities ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Global X PureCap MSCI Utilities ETF | Risks Associated With Exchange-Traded Funds Member
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.
Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Utilities ETF | Risks Associated With Exchange-Traded Funds, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Global X PureCap MSCI Utilities ETF | Risks Associated With Exchange-Traded Funds, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Global X PureCap MSCI Utilities ETF | Risks Associated With Exchange-Traded Funds, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]
Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Global X PureCap MSCI Utilities ETF | Risks Associated With Exchange-Traded Funds, Market Trading Risks And Premium/Discount Risks Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Utilities ETF | Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Global X PureCap MSCI Utilities ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Global X PureCap MSCI Utilities ETF | Focus Risk, Risks Related To Investing In The Electric Utilities Industry Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Electric Utilities Industry: Companies in the electric utilities industry may face increased financing costs, decreased demand resulting from energy conservation, and regulatory changes which have a material impact on their business.

Global X PureCap MSCI Utilities ETF | Focus Risk, Risks Related To Investing In The Utilities Sector Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Utilities Sector: Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition and governmental regulations on rates charged to customers. Privatization and deregulation in the utilities sector may subject companies to greater competition and losses in profitability. Companies in the utilities sector may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction programs during periods of inflation or unsettled capital markets. In addition, companies in the utilities sector may be adversely affected due to increase in fuel and operating costs and the costs of complying with regulations. Furthermore, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

Global X PureCap MSCI Utilities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Global X PureCap MSCI Utilities ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Global X PureCap MSCI Utilities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Global X PureCap MSCI Real Estate ETF | Asset Class Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Real Estate ETF | Asset Class Risk, Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Global X PureCap MSCI Real Estate ETF | Asset Class Risk, ETF Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Investment Risk: The Fund is subject to the same risks as underlying ETFs in which it may invest, including: that the underlying ETF’s shares may trade at a premium or discount to NAV; that an underlying ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; that an active trading market for an underlying ETF’s shares may not develop or be maintained; that trading in an underlying ETF’s shares may be halted in certain circumstances; and that an underlying ETF may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETF and the overall performance of the Fund. Subjective decisions made by the investment adviser of an underlying ETF may cause the underlying ETF to incur losses or to miss profit opportunities on which it may otherwise have capitalized. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. An underlying ETF that seeks to track an underlying index may experience tracking error in relation to the index. Further, a lack of liquidity may result in the underlying ETF’s value being more volatile than the underlying portfolio securities. Underlying ETFs in which the Fund invests may be non-diversified under the Investment Company Act of 1940 and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. In addition, investments in the securities of underlying ETFs may involve duplication of advisory fees and certain other expenses.

Global X PureCap MSCI Real Estate ETF | Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Real Estate ETF | Capitalization Risk, Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk: Large-capitalization companies may adapt more slowly to new competitive challenges and changing market conditions than smaller capitalization companies. In addition, large-capitalization companies may be more mature and subject to more limited growth potential and consequently may underperform other segments of the equity market or the market as a whole.

Global X PureCap MSCI Real Estate ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Global X PureCap MSCI Real Estate ETF | Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focus Risk: The Fund may from time to time have a significant amount of its assets invested in a particular industry, group of industries, or one or more sectors to approximately the same extent that the Underlying Index focuses in investments related to a particular industry, group of industries, and/or one or more sectors. In such event, the Fund’s performance will depend to a greater extent on the overall condition of such industry(ies) or sector(s), and an economic, business, political, regulatory, or other occurrence affecting such industry(ies) or sector(s) will have an increased impact on the value of the Fund’s shares compared to the value of shares of a fund that invests in a broader range of industries or sectors.

Risks Related to Investing in the Real Estate Sector: The real estate sector includes real estate companies focused on commercial and residential real estate development, sales, operations, and services, as well as real estate investment trusts (“REITs”). Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.
Risks Related to Investing in the Specialized REITs Industry: The specialized REITs industry is subject to risks specific to companies or trusts engaged in the acquisition, development, ownership, leasing, management, and operation of properties such as natural gas and crude oil pipelines, gas stations, fiber optic cables, prisons, automobile parking, and automobile dealerships, as well as self storage properties, telecom towers and related structures that support wireless telecommunications, timberland and timber-related properties, and data center properties.

Global X PureCap MSCI Real Estate ETF | Geographic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Geographic Risk: The Fund’s investments in securities of issuers located in a particular country or geographic region may subject the Fund to certain risks to a greater extent than if its investments were less focused, including: natural, biological or other disasters and the spread of infectious diseases; economic, political and social instability; security concerns; and trade disputes with key trading partners. The securities in which the Fund invests and, consequently, the Fund is also subject to specific risks as a result of their business operations in a particular country or region, including, but not limited to:

Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Real Estate ETF | Geographic Risk, Risk Of Investing In Developed Markets Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Developed Markets: Investments in a developed country’s issuer may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Global X PureCap MSCI Real Estate ETF | Geographic Risk, Risk Of Investing In The United States Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in the United States: Investments in United States issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X PureCap MSCI Real Estate ETF | Indexing Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indexing Strategy Risk: The Fund is generally not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund make similar changes to its portfolio. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.
Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Real Estate ETF | Indexing Strategy Risk, Index-Related Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Global X PureCap MSCI Real Estate ETF | Indexing Strategy Risk, Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Global X PureCap MSCI Real Estate ETF | Indexing Strategy Risk, Representative Sampling Risk Member
Prospectus [Line Items]
Risk [Text Block]
Representative Sampling Risk: Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the Underlying Index and resemble the Underlying Index in terms of risk factors and other key characteristics. When the Fund utilizes a representative sampling strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may not have an investment profile similar to those of the Underlying Index.

Global X PureCap MSCI Real Estate ETF | Indexing Strategy Risk, Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Global X PureCap MSCI Real Estate ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
In-Kind Contribution Risk: The Trust, on behalf of the Fund, may acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Internal Revenue Code of 1986, as amended (the “Code”). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Global X PureCap MSCI Real Estate ETF | Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of such company's securities to decline.

Global X PureCap MSCI Real Estate ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund and its investments. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Trade policy, including the imposition of tariffs, may dampen consumer spending and result in decreased confidence in the markets. Additionally, political uncertainty regarding U.S. policy, including the U.S. government’s approach to trade, may also impact the markets. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious diseases, inflation and recessions, changes in interest or exchange rates, or other events could have a significant impact on the Fund and its investments and trading of its Shares. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets.
Global X PureCap MSCI Real Estate ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk: The Fund is a new fund, with limited or no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Global X PureCap MSCI Real Estate ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes, cyber security incidents, and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Global X PureCap MSCI Real Estate ETF | Risks Associated With Exchange-Traded Funds Member
Prospectus [Line Items]
Risk [Text Block]
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Real Estate ETF | Risks Associated With Exchange-Traded Funds, Authorized Participants Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Global X PureCap MSCI Real Estate ETF | Risks Associated With Exchange-Traded Funds, Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk: Certain shareholders, including an Authorized Participant, the Adviser, an affiliate of the Adviser, or funds managed by the Adviser, may own a substantial amount of the Fund’s Shares. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Global X PureCap MSCI Real Estate ETF | Risks Associated With Exchange-Traded Funds, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]
Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Global X PureCap MSCI Real Estate ETF | Risks Associated With Exchange-Traded Funds, Market Trading Risks And Premium/Discount Risks Member
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s Shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X PureCap MSCI Real Estate ETF | Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Global X PureCap MSCI Real Estate ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Global X PureCap MSCI Real Estate ETF | Focus Risk, Risks Related To Investing In The Real Estate Sector Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Real Estate Sector: The real estate sector includes real estate companies focused on commercial and residential real estate development, sales, operations, and services, as well as real estate investment trusts (“REITs”). Real estate is highly sensitive to general and local economic conditions and developments and characterized by intense competition and periodic overbuilding. Many real estate companies utilize leverage (and some may be highly leveraged), which increases risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Global X PureCap MSCI Real Estate ETF | Focus Risk, Risks Related To Investing In The Specialized REITs Industry Member
Prospectus [Line Items]
Risk [Text Block]
Risks Related to Investing in the Specialized REITs Industry: The specialized REITs industry is subject to risks specific to companies or trusts engaged in the acquisition, development, ownership, leasing, management, and operation of properties such as natural gas and crude oil pipelines, gas stations, fiber optic cables, prisons, automobile parking, and automobile dealerships, as well as self storage properties, telecom towers and related structures that support wireless telecommunications, timberland and timber-related properties, and data center properties.

Global X PureCap MSCI Real Estate ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Global X PureCap MSCI Real Estate ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Global X PureCap MSCI Real Estate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"), which means that the Fund may invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.